Leases (Details 2) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Leases [Abstract]
Capital Lease Obligations	$ 65	$ 62
Operating Leases, Rent Expense	441	407	$ 374
Operating Leases, Rent Expense, Contingent Rental	$ 14	$ 13	$ 13
Minimum [Member]
Lease Expiration Date [Line Items]
Lease Expiration Date	Dec. 31, 2015
Maximum [Member]
Lease Expiration Date [Line Items]
Lease Expiration Date	Feb. 28, 2054